Common Stock, Convertible Preferred Stock and Warrants	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Stockholders' Equity Note [Abstract]
Warrants
Note 7. Warrants
Legacy Enovix Series D Convertible Preferred Stock Warrants
On February 22, 2021, in a transaction separate from the Merger Agreement, the then outstanding Legacy Enovix Series D convertible preferred stock warrants were exercised at $0.01 per share, resulting in the issuance of 10,160,936 shares of Legacy Enovix Series D convertible preferred stock to the holders of such warrants, for a total of $0.1 million. As of April 3, 2022 and January 2, 2022, there were no convertible preferred stock warrants outstanding.
Common Stock Warrants
In connection with the Business Combination in July 2021, the Company assumed 17,500,000 Common Stock Warrants outstanding, which consisted of 11,500,000 warrants held by third-party investors (the “Public Warrants”)
and 6,000,000 Private Placement Warrants. The Public Warrants met the criteria for equity classification and the Private Placement Warrants are classified as liability.
Public Warrants
On December 7, 2021, the Company delivered the notice of redemption to the holders of the outstanding Public Warrants to redeem all of its outstanding Public Warrants. The holders of the Public Warrants had until January 7, 2022 to exercise
their Public Warrants. Any pubic warrants that remained unexercised after 5:00 pm, New York City Time, on January 7, 2022 were voided and were no longer exercisable, and the holders of the Public Warrants would be entitled to receive $0.01 per warrant.
As of January 2, 2022, the Company had 4,322,106 Public Warrants outstanding. During the period from January 3, 2022 through January 7, 2022, there were 4,126,466 shares of the Public Warrants exercised with gross proceeds of $47.5 million. As of January 7, 2022 after 5:00 pm New York City time, there were 195,640 warrant remained unexercised, which were voided and were no longer exercisable. Pursuant to the warrant agreement, the holders of the Public Warrants were entitled to receive $0.01 per warrant from the Company. In addition, the Public Warrants were delisted and were no longer available for trading in the Nasdaq on January 7, 2022 after close of market.
On January 19, 2022, the Company received net proceeds of $52.8 million from the warrant exercises, including the $5.3 million of other receivable included in Prepaids and other current assets on the Consolidated Balance Sheet as of January 2, 2022. As of April 3, 2022, there were no Public Warrants outstanding.
Private Placement Warrant
The 6,000,000 Private Placement Warrants were originally issued in a private placement to the initial stockholder of the Sponsor in connection with the initial public offering of RSVAC. Each whole
Private Placement Warrant will become exercisable for one whole share of the Company’s common stock at a price of $
11.50
per share on December 5, 2021. As of April 3, 2022, the Company had
 6,000,000
Private Placement Warrants outstanding. See Note 3 “Fair Value Measurement” for more information.

Note 9. Common Stock, Convertible Preferred Stock and Warrants
As of January 2, 2022, 1,000,000,000 shares of common stock, $0.0001 par value per share and 10,000,000 shares of convertible preferred stock, $0.0001 par value per share are authorized.
Common Stock
The Company had authorized 1,000,000,000 shares of common stock, par value $0.0001 and issued and outstanding of 152,272,287 shares as of January 2, 2022. Each holder of a share of common stock is entitled to one vote for each share held and is entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to preferential rights of holders of other classes of stock outstanding. Such dividends shall be payable only when, as and if declared by the board of directors and shall be non-cumulative.
Convertible Preferred Stock
The Company had authorized 10,000,000 shares of convertible preferred stock, par value $0.0001 and there was no share issued and outstanding as of January 2, 2022.
Legacy Enovix Convertible Preferred Stock
Prior to the Business Combination, Legacy Enovix had designated eight outstanding series of convertible preferred stock (“Series A”, “Series B”, “Series C”, “Series D”, “Series E”, “Series
E-2”,
“Series F” and “Series
P-2,”
collectively the “convertible preferred stock”). Details related to Legacy Enovix’s convertible preferred shares, as of December 31, 2020, prior to the Business Combination were as follows:

Series	Authorized	Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series A	705,000	705,000	$226	$235
Series B	66,300	66,300	50	50
Series C	181,844	—	—	—
Series D	58,016,741	47,855,805	84,927	85,100
Series E	4,862,376	4,862,376	4,783	4,862
Series E-2	18,035,000	18,035,000	17,063	18,035
Series F	82,233,867	82,233,867	22,872	23,437
Series P-2	170,612,076	170,612,076	72,135	73,653

Total Legacy Enovix convertible preferred stock	334,713,204	324,370,424	$202,056	$205,372

Upon the closing of the Business Combination, the holders of Legacy Enovix’s Series F convertible preferred stock received an additional 119,728,123 shares of Legacy Enovix Series F convertible preferred stock pursuant to the automatic conversion provision of Legacy Enovix’s certificate of incorporation, as amended and as in effect at the closing. The net effect of these additional shares had no
impact to the additional paid in capital as part of the Business Combination. Immediately prior to the closing of the Business Combination, all outstanding Legacy Enovix’s convertible preferred stock was converted into Legacy Enovix common stock and recapitalized into Common Stock using the applicable Exchange Ratio at close. As of January
2
,
2022
, there was
no
convertible preferred stock outstanding.
For the fiscal year ended December 31, 2020, the Company issued 151,610,261 shares of Legacy Enovix Series
P-2
convertible preferred stock for cash at a purchase price of $0.43 per share. The Series
P-2
issuance resulted in $63.9 million cash proceeds, net of $1.5 million of issuance costs. In conjunction with the Series
P-2
issuance, the convertible promissory notes converted to 19,001,815 shares of Series
P-2.
See Note 7 “Debt” for additional information.

The
conversion, liquidation preference, dividend, voting terms of the convertible preferred stock Series A, Series B, Series C, Series D, Series E, Series
E-2,
Series F, and Series
P-2,
as of December 31, 2020 are discussed below.
Conversion
Any shares of convertible preferred stock may, at the option of the holder, be converted at any time into fully-paid and nonassessable shares of common stock. The number of shares of common stock to which a holder of convertible preferred stock shall be entitled upon conversion shall be the product obtained by multiplying the Series Preferred Conversion Rate (defined below) then in effect for such series by the number of shares of Series Preferred being converted.
The conversion rate in effect at any time for conversion of any series of Series Preferred (the “Series Preferred Conversion Rate”) shall be the quotient obtained by dividing the original issue price of such series of convertible preferred stock by the applicable Series Preferred Conversion Price (define below).
The Series Preferred Conversion Price for Series A shall initially be $0.3333, Series B shall initially be $0.7541, Series C shall be $1.0829, Series D shall be $1.6411, Series E shall be $1.00, Series
E-2
shall be $1.00, Series F shall be $0.2850, and Series
P-2
shall be $0.4317.
Liquidation Preference
In a liquidation event, after payments in satisfaction of creditors and the management incentive plan, the proceeds would be distributed first, to the holders of the Series
P-2
who shall be entitled to receive an amount equal to the greater of their (i) original purchase price per share plus any declared but unpaid dividends or (ii) the amount per share calculated by dividing the net proceeds into the total fully diluted shares outstanding on an as-if-converted
to common stock basis.
After the payment of full liquidation preference of the Series
P-2,
the holders of Series E and Series F (the “Senior Preferred”) would be entitled to be paid on a pari passu basis an amount per share equal to the applicable original purchase price per share plus all declared and unpaid dividends.
After the payment of full liquidation preference of Series
P-2
and Senior Preferred set forth above, the holders of the Series F shall be entitled to receive an amount per share equal to the legal proceeds multiplied by the Series F percentage. After the payment of full liquidation preference of the Series
P-2,
Senior Preferred, and Series F, the holders of Series A, Series B, Series C, Series D, and Series
E-2
(the “Junior Preferred”) would be entitled to be paid on a pari passu basis an amount per share equal to the applicable original purchase price per share plus all declared and unpaid dividends.
After the payment of the full liquidation preference of the Series
P-2,
the Senior Preferred, the Series F and the Junior Preferred, the assets available for distribution shall be distributed ratably to the holders of the common stock, Senior Preferred and Junior Preferred on an as-if-converted
to common stock basis, until such time as when, (i) the holders of the Series A have received an aggregate amount per share of Series A equal to three times their applicable original issue price; and (ii) the holders of Series B, the Series C, Series D, Series E and Series
E-2
have received an aggregate amount per share of the Series A, Series B, Series C, Series D, Series E and Series
E-2,
as the case may be, equal to two times the respective original issue price; thereafter, the remaining assets available for distribution shall be ratably distributed to the holders of common stock, on a per share basis and Series F on an as-if
converted to common stock basis.
Dividends
Holders of convertible preferred stock, in preference to the holders of the common stock, shall be entitled to receive, when, as and if declared by the board of directors, but only out of funds that are legally available therefor, cash dividends at the rate of 8% of the original series share issue price per annum on each outstanding share of convertible preferred stock, respectively. Such dividends shall be payable only when, as and if declared by the board of directors and shall be non-cumulative.
As of January 2, 2022 and December 31, 2020, the Company had not declared any dividends.
Voting
Each holder of convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could be converted.
Legacy Enovix Series D Convertible Preferred Stock Warrants
As part of the March 2020 Series
P-2
convertible preferred stock issuance, the Company also issued a convertible preferred stock warrant exercisable for 7,000,000 shares of Legacy Enovix Series D to an existing shareholder. The warrant entitled the holder to purchase 7,000,000 shares of Legacy Enovix Series D convertible preferred stock at an exercise price of $0.01 for a period of 5 years from the issuance of the warrant.
As part of an August 2016 Series D convertible preferred stock issuance, the Company also issued a convertible preferred stock warrant exercisable for 3,160,936 shares of Legacy Enovix Series D to an existing shareholder. This warrant entitled the holder to purchase 3,160,936 shares of Legacy Enovix Series D convertible preferred stock at an exercise price of $0.01 for a period of 7 years from the issuance of the warrant.
The number of shares underlying Legacy Enovix Series D convertible preferred stock warrants as of December 31, 2020 on an
‘as-converted
basis’ totaled 10,941,986. The
‘as-converted
basis’ assumes a conversion of the Series D convertible stock warrant into one share of Legacy Enovix Series D convertible preferred stock that then converts into Legacy Enovix common stock at a ratio of 1.08 per share.
Detail related to warrant activity for the fiscal year ended December 31, 2020, is as follows:

Convertible Preferred Stock Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of January 1, 2020	3,342,780	$0.07
Granted	7,000,000	0.01
Exercised	—	—
Cancelled	(181,844)	1.10

Balances as of December 31, 2020	10,160,936	$0.01

On
 February 22, 2021, in a transaction separate from the Merger Agreement, the then outstanding Legacy Enovix Series D convertible preferred stock warrants were exercised at $0.01 per share, resulting in the issuance of 10,160,936 shares of Legacy Enovix Series D convertible preferred stock to the holders of such warrants, for a total of $0.1 million. As of January 2, 2022, there were no convertible preferred stock warrants outstanding.
Common Stock Warrants
In connection with the Business Combination, the Company has assumed 17,500,000 Common Stock Warrants outstanding, which consisted of 11,500,000 Public Warrants and 6,000,000 Private Placement Warrants. The Public Warrants met the criteria for equity classification and the Private Placement Warrants are classified as liability.
Public Warrants
As of January 2, 2022, the Company had 4,322,106 Public Warrants outstanding. Each whole Public Warrant entitles the registered holder to purchase one share of the Company’s Common stock at a price of $11.50 per share, subject to the following conditions discussed below. The Public Warrants became exercisable on the later of (a) 30 days after the completion
of the Business Combination or (b) 12 months from the closing of the initial public offering (“IPO”) of RSVAC. The common stock warrants expired five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company filed with the SEC a registration statement for the registration under the Securities Act of the shares of common stock issuable upon exercise of the warrants and has caused the same to become effective. The Company used its best efforts to maintain a current prospectus relating to the common stock issuable upon exercise of the warrants, until the expiration of the warrants in accordance with the provisions of the warrant agreement.
Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third trading day prior to the notice of redemption to the warrant holders.

The right to exercise was forfeited unless the Public Warrants were exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a Public Warrant had no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
If the Company called the Common Stock Warrants for redemption as described above, management would have the option to require all holders that wish to exercise the Common Stock Warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the Common Stock Warrants for that number of shares of Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Common Stock underlying the Common Stock Warrants, multiplied by the difference between the exercise price of the Common Warrants and the “fair market value” as defined below by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of its Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Common Stock Warrants. Whether the Company exercised its option to require all holders to exercise the Common Stock Warrants on a “cashless basis” depended on a variety of factors including the price of its Common Stock at the time the Common Stock Warrants were called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.
The exercise price and number of shares of Common Stock issuable upon exercise of the Common Stock Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation. However, the Common Stock Warrants would not be adjusted for issuances of shares of Common Stock at a price below their respective exercise prices.
On December 7, 2021, the Company delivered the notice of redemption to the holders of the outstanding Public Warrants to redeem all of its outstanding Public Warrants. The holders of the Public Warrants had until January 7, 2022 to exercise their Public Warrants. Any pubic warrants that remained unexercised after 5:00 pm, New York City Time, on January 7, 2022 were voided and were no longer exercisable, and the holders of the Public Warrants would be entitled to receive $0.01 per warrant.

Detail
 related to Public Warrant activity for the fiscal year ended January
2
,
2022
, is as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of January 1, 2021	—	$—
Assumed through the Business Combination	11,499,991	11.50
Exercised	(7,177,885)	11.50

Balances as of January 2, 2022	4,322,106	$11.50

For the fiscal year 2021, 7,177,855 Public Warrants were exercised with the gross proceeds of $82.5 million, of which the Company received payments of $77.2 million and the remaining $5.3 million was considered as other receivable included in Prepaid and Other Current Assets of the Consolidated Balance Sheet as of January 2, 2022. See Note 15 “Subsequent Events” for more information on exercises of the Public Warrants after January 2, 2022.
Private Placement Warrant
The 6,000,000 Private Placement Warrants were originally issued in a private placement to the initial stockholder of Rodgers Capital, LLC (the “Sponsor”) in connection with the initial public offering of RSVAC. Each whole Private Placement Warrant became exercisable for one whole share of the Company’s common stock at a price of $11.50 per share on December 5, 2021. As of January 2, 2022, the Company had 6,000,000 Private Placement Warrants outstanding.
The Private Placement Warrants are identical to the Public Warrants underlying the units except that such Private Placement Warrants will be exercisable on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The Private Placement Warrants purchased by our Sponsor will not be exercisable more than five years from the effective date of the RSVAC IPO registration statement, in accordance with FINRA Rule 5110(f)(2)(G)(i), as long as Rodgers Capital, LLC or any of its related persons beneficially own these Private Placement Warrants. On September 8, 2021, the Sponsor made an in-kind
distribution of the Private Placement Warrants to certain members of Rodgers Capital LLC. Please refer to Note 4 “Fair Value Measurement and Fair Value of Financial Instruments” for further details of the Private Placement Warrants.
As
 of January 2, 2022, the remaining contractual term for the outstanding Private Placement Warrants to purchase our common stock is
4.5
years.